SCHEDULE OF PLANT AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Apr. 01, 2024
Notes and other explanatory information [abstract]
Plant and equipment, cost	$ 5,038	$ 5,038	$ 5,038
Plant and equipment, accumulated depreciation	(5,038)	(5,038)	$ (5,038)
Plant and equipment, net carrying amount